AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 11, 2018

File No. 333-188279

File No. 811-22838

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 10	/X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 13	/X/

THE KP FUNDS

(Exact Name of Registrant as Specified in Charter)

ONE FREEDOM VALLEY DRIVE

OAKS, PENNSYLVANIA 19456

(Address of Principal Executive Offices, Zip Code)

1-800-342-5734

Registrant’s Telephone Number, including Area Code

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Sean Graber, Esquire	Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

It is proposed that this filing become effective (check appropriate box)

/X/ Immediately upon filing pursuant to paragraph (b)
/ / On [date] pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 10 to Registration Statement No. 333-188279 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 11th day of May, 2018.

THE KP FUNDS

By:	*
Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	May 11, 2018
Tracie E. Ahern

*	Trustee	May 11, 2018
Joseph T. Grause, Jr.

*	Trustee	May 11, 2018
Mitchell A. Johnson

*	Trustee	May 11, 2018
N. Jeffrey Klauder

*	Trustee	May 11, 2018
Betty L. Krikorian

*	Trustee	May 11, 2018
Robert A. Nesher

*	Trustee	May 11, 2018
Bruce Speca

*	Trustee	May 11, 2018
George J. Sullivan, Jr.

*	President	May 11, 2018
Michael Beattie

*	Treasurer, Controller &	May 11, 2018
Stephen Connors	Chief Financial Officer

*By:	/s/ Dianne M. Descoteaux
Dianne M. Descoteaux Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase